EARNINGS PER SHARE AND DIVIDEND PER SHARE (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Earnings Per Share And Dividend Per Share [Abstract]
Net profit/(loss) for the year	$ (34.8)	$ 2.4	$ (142.5)
Weighted average number of shares	73.4	62.3	63.1
Weighted average number of treasury shares	(0.3)	(0.3)	(0.2)
Weighted average number of shares outstanding	73.1	62.0	62.9
Dilutive effect of outstanding share options	0.0	0.0	0.0
Weighted average number of shares outstanding incl. dilutive effect of share options	73.1	62.0	62.9
Basic earnings/(loss) per share (USD)	$ (0.48)	$ 0.04	$ (2.27)
Diluted earnings/(loss) per share (USD)	$ (0.48)	$ 0.04	$ (2.27)